Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Notes Payable

9. Notes Payable

The Company has entered into notes payable agreements with third parties, which consists of the following as of March 31, 2023 and December 31, 2022 (dollars in thousands):

	March 31, 2023
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Three Months Ended March 31, 2023	Accrued Interest
Bridge Notes (1)	Various	11%-15%	$165,034	$(37,937)	$(34,432)	$92,665	$4,360	$2,482
Notes payable - China other	Due on Demand	-%	5,065	-	-	5,065	-	-
Auto loans	October 2026	7%	94	-	-	94	2	-
			$170,193	$(37,937)	$(34,432)	$97,824	$4,362	$2,482

	December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the three months Ended March 31, 2022	Accrued Interest
Bridge Notes (1)	October 27, 2028	10%	$36,622	$264	$(10,878)	$26,008	$1,272	$1,676
Notes payable - China other	Due on Demand	-%	4,997	-	-	4,997	-	-
Auto loans	October 2026	7%	100	-	-	100	-	-
			$41,719	$264	$(10,878)	$31,105	$1,272	$1,676

(1)	On August 14, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain entities affiliated with ATW Partners LLC and RAAJJ Trading LLC (and together with Senyun, as defined below, the “Purchasers”) to issue and sell the Company’s senior secured convertible notes (the “Bridge Notes”) in three tranches aggregating to $52.0 million in principal (as increased on September 23, 2022 to $57.0 million, which increase was subsequently terminated upon the Initial Senyun Funding Date, as defined below) and maturing on August 14, 2026 (subsequently extended to October 27, 2028). The Bridge Notes are subject to an original issue discount of 10%, and are convertible, along with any interest accrued, into shares of Class A Common Stock at a conversion price equal to $2.69 (or $2.2865 for the initial tranche) (“Conversion Price”), subject to a full ratchet anti-dilution protection.

The Bridge Notes bear interest of 10% per annum payable quarterly and on each conversion and on the maturity date in cash or in shares of Class A Common Stock. Unless earlier paid, the Bridge Notes entitle the Purchasers, at each conversion date, to an interest make-whole (“Make-Whole Amount”), in a combination of cash or Class A Common Stock at the Company’s discretion, in the amount of the interest that would have been payable if such converted amount was held to maturity based on an interest rate of 15% per annum. The conversion price of interest is the lesser of (a) the Conversion Price or (b) 90% of the lowest VWAP for the five consecutive trading days (“Interest Conversion Price”). When calculating the shares issuable upon conversion, the Make-Whole Amount shall be decreased by 50% of the original issue discount pertaining to such amount.

The Bridge Notes are secured by the grant of a second lien upon substantially all of the personal and real property of the Company and its subsidiaries, as well as guarantee by substantially all of the Company’s domestic subsidiaries.

Total commitments under the SPA shall not exceed $300.0 million, however each Purchaser has the option within 12 months from November 12, 2022 (the “Form S-1 Effective Date”) to purchase additional senior secured convertible notes under similar terms for a total potential commitments of up to $300.0 million (“Tranche B Notes”).

The Company elected the fair value option afforded by ASC 825, Financial Instruments, with respect to the Bridge Notes because the notes include features, such as a contingently exercisable put option, which meets the definition of an embedded derivative. The Company expenses original issue discount and transaction costs to Changes in fair value measurements in the unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss.

On September 23, 2022, the SPA was amended (the “SPA Amendment”), pursuant to which the Purchasers agreed to accelerate their funding obligations, with $7.5 million aggregate principal amount (the “Third Bridge Notes”) being funded and issued on the same day, and the remaining $7.5 million aggregate principal amount (the “Fourth Bridge Notes”) being funded and issued on October 10, 2022. The Third Bridge Notes and Fourth Bridge Notes are convertible into shares of Class A Common Stock at a conversion price of $1.05 per share, mature on October 27, 2028, and are otherwise subject to the same terms and conditions in the SPA as applicable to the Bridge Notes described therein.

Additionally, the SPA Amendment modified the conversion price of $25.0 million of principal of the Bridge Notes, which were funded on August 14, 2022, to $1.05 per share. The Company evaluated the SPA Amendment in accordance with ASC 470-50, Debt, and determined that it constitutes an extinguishment because the change in the conversion price is substantial. Accordingly, the Company recognized a loss in Loss on extinguishment or settlement of related party notes payable, notes payable and vendor payables in trust, net in the Consolidated Statements of Operations and Comprehensive, calculated as the cumulative change in fair value from initial recognition through to the date of amendment.

Third and Fourth Amendments to the SPA

On October 24, 2022, the Company entered into a Limited Consent and Third Amendment to the SPA (the “Third Amendment”), pursuant to which the maturity date for the Bridge Notes was extended from August 14, 2026 to October 27, 2028. In addition, pursuant to the Third Amendment, each Purchaser and the Agent waived certain defaults and events of default under the SPA, any notes issued pursuant to the SPA and other related documents. The amendment was accounted for as a troubled debt restructuring under ASC 470-60, Debt - Troubled Debt Restructurings by Debtors, because the Company was experiencing financial difficulty and the extension of the maturity date following the restructuring results in a reduced effective borrowing rate for the Company. The amendment was accounted for prospectively with no gain or loss recorded in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2022.

On November 8, 2022, the Company entered into a Limited Consent and Amendment to the SPA (the “Fourth Amendment”), pursuant to which the parties agreed that (i) in no event will the effective conversion price of any interest or interest make-whole amount payable in shares of Class A Common Stock in respect of Bridge Notes issued or issuable under the SPA be lower than $0.21 per share of Class A Common Stock, and (ii) in order for the Company to make payment of any interest or interest make-whole amount in shares of Class A Common Stock, certain price and volume requirements must be met, namely that (x) the VWAP of the Class A Common Stock is not less than $0.21 per share on any trading day during the preceding seven trading day period, and (y) the total volume of the Class A Common Stock does not drop below $1.5 million on any trading day during the same period (in each case, as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions). The amendment was accounted for as a troubled debt restructuring under ASC 470-60, Debt - Troubled Debt Restructurings by Debtors, because the Company was experiencing financial difficulty and the addition of a floor price on the conversion of the convertible notes is assessed as a concession to the Company. The amendment was accounted for prospectively with no gain or loss recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Senyun Amendment

On December 28, 2022, the Company entered into a Letter Agreement and Amendment to the SPA (the “Senyun Amendment”) with Senyun International Ltd. (“Senyun”) pursuant to which the conversion rate of notes totaling $19.0 million was lowered from $1.05 to $0.89 and future funding timeframes were renegotiated. As the terms of this modification were determined to not be substantially different, the new debt is accounted for as a continuation of the original debt at fair value using the now lower conversion rate. As a result of the new conversion rate the Company was obligated for the year then ended to issue additional shares to Senyun based on the lower conversion rate. The Company accounted for this obligation by crediting Other current liabilities and debiting Additional paid-in capital for an amount of $0.9 million in the Consolidated Balance Sheet as of December 31, 2022.

Sixth Amendment to the SPA

On February 3, 2023, the Company entered into Amendment No. 6 to SPA (“Amendment No. 6”) in which the Company agreed to sell up to $135.0 million in aggregate principal amount of the Company’s senior secured convertible notes (the “Tranche C Notes”) with terms largely congruent to prior issuances and $1.05 base conversion price subject to full ratchet anti-dilution price protection. Each Purchaser has the option to purchase additional convertible senior secured notes and warrants on the same terms as the Tranche C Notes in an amount not to exceed 50% of the initial principal amount of the Tranche C Notes issued to such Purchaser pursuant to the terms of the SPA (the “Tranche D Notes”).

Pursuant to Amendment No. 6, certain outstanding Tranche A Notes issued by the Company to Purchasers with an aggregate outstanding principal amount of $31.0 million were replaced by the same principal amount of new notes (each, a “Replacement Note”) with a $0.89 base conversion price. In accordance with ASC 470-50, Debt, the change in conversion price qualifies as an extinguishment because the change in the conversion price was substantial. Accordingly, the Company recognized a Loss on settlement of notes payable in the unaudited Condensed Consolidated Statements of Operations and Comprehensive (Income) Loss for the three months ended March 31, 2023 in the amount of $3.0 million, calculated as the difference between the reacquisition price and net carrying amount of the notes.

Pursuant to Amendment No. 6 the Company entered into an agreement with certain Purchasers (“an Exchange Agreement”) holding a total of 198,129,990 NPA Warrants and SPA Warrants to exchange them for an aggregate 90,489,346 NPA Warrants and SPA Warrants and principal convertible notes totaling $41.0 million. The issued warrants have terms that limit down-round ratchet clauses to price adjustments only. The issued senior secured convertible notes (the “Exchange Notes”) have terms congruent to existing SPA notes but carry a $0.89 base conversion price and no original issuance discount. Pursuant to the Exchange Agreement, equity-classified warrants were exchanged for warrants which satisfy liability classification per ASC 480, Distinguishing Liabilities from Equity, and were reclassified from equity to Bridge Warrants in the unaudited Condensed Consolidated Balance Sheet in a total amount of $6.8 million. As a result of the transaction the Company recognized no loss or gain in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Seventh Amendment to the SPA

On March 23, 2023, the Company entered into an Amendment No. 7 to the SPA (the “Seventh Amendment”) with Senyun and entities affiliated with ATW Partners LLC, pursuant to which the parties agreed to accelerate the funding timeline of Tranche C Notes in the amount of $40.0 million, and an entity affiliated with ATW Partners LLC agreed to purchase additional Tranche B Notes in the amount of $5.0 million, in each case, subject to meeting certain conditions, in exchange for an agreement to increase original issuance costs associated with such funding. As part of the agreement, original issuance discount related to $25.0 million in principal amount of Tranche C Notes and Tranche B notes was agreed to be 14% and 16%, respectively.

During the three months ended March 31, 2023, the Company received gross proceeds of $105.0 million and $34.0 ($92.6 million and $29.3 million net of original issuance costs) in exchange for the issuance of Tranche C Notes and Tranche B Notes, respectively. The Company also received gross proceeds of $10.0 million ($8.8 million net of original issuance costs) in exchange for the issuance of Tranche A Notes.

During the three months ended March 31, 2023, the Company issued to the Purchasers a total of 48,714,277 warrants (“Bridge Warrants” or “SPA Warrants”). Upon their issuance, the Bridge Warrants had an exercise price of $0.89 to $1.05 per share, subject to anti-dilution ratchet price protection, exercisable for seven years from the date of issuance (see Note 12, Stockholders’ Equity). The Company may repurchase the Bridge Warrants for $0.01 per share if and to the extent the VWAP of the Company’s Class A Common Stock during 20 out of 30 trading days prior to the repurchase is greater than $15.0 per share, subject to certain additional conditions. During the three months ended March 31, 2023, the Purchasers exercised 35,314,752 Bridge Warrants. As of March 31, 2023, there were 93,571,419 Bridge Warrants outstanding.

On March 31, 2023 the Company determined that the fair value of the Bridge Notes and Bridge Warrants was $92.7 million and $28.5 million, respectively, resulting in a gain in Change in fair value measurements in the unaudited Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) for the three months ended March 31, 2023 in the amount of $79.5 million and $18.2 million respectively.

During the three months ended March 31, 2023, total Bridge Notes principal of $61.6 million with a fair value of $42.7 million and accrued interest of $3.6 million was converted to Additional paid-in capital. Total settlement of notes payable transaction costs for the three months ended March 31, 2023 totaled $1.1 million.

Fair Value of Notes Payable Not Carried at Fair Value

The estimated fair value of the Company’s notes payable not carried at fair value, using inputs from Level 3 under the fair value hierarchy, was $4.9 million as of March 31, 2023 and December 31, 2022.

Schedule of Principal Maturities of Notes Payable

The future scheduled principal maturities of notes payable as of March 31, 2023 are as follows (dollars in thousands):

Due on demand	$5,065
2023	-
2024	-
2025	41,000
2026	94
2027	-
Thereafter	124,034
$170,193

10. Notes Payable

The Company has existing notes payable agreements with third parties, which consists of the following as of December 31, 2022 and 2021 (dollars in thousands):

	December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Twelve Months Ended December 31, 2022
Bridge Notes (3)	October 27, 2028	10%	$36,622	$264	$(10,878)	$26,008	$1,676
Notes payable - China other (4)	Due on Demand	-%	4,997	-	-	4,997	-
Auto loans	October 26, 2026	7%	100	-	-	100	7
			$41,719	$264	$(10,878)	$31,105	$1,683

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value
March 1, 2021 Notes (1)	March 1, 2022	14%	$55,000	$7,692	$(5,997)	$56,695
August 26, 2021 Notes (1)	March 1, 2022	14%	30,000	1,011	(87)	30,924
June 9, 2021 Note 1 and Note 2 (2)	December 9, 2022	-%	40,000	8,503	(9,522)	38,981
August 10, 2021 Optional Notes(2)	February 10, 2023	15%	33,917	12,283	(11,518)	34,682
Notes payable - China other(4)	Due on demand	-%	5,458	-	-	5,458
PPP Loan(5)	April 17, 2022	1%	193	-	-	193
Auto loans	October 26, 2026	7%	121	-	-	121
Total notes payable			$164,689	$29,489	$(27,124)	$167,054

The Company settled certain notes payable during the year ended December 31, 2022 as follows (dollars in thousands):

	Year ended December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net carrying value at 12/31/2021 Balance	Fair Value Measurement Adjustments	Payment Premium	Cash Payment	Conversion into Class A Common Stock
March 1, 2021 Notes (1)	March 1, 2022	14%	$56,695	$(1,695)	$-	$(55,000)	$-
August 26, 2021 Notes (1)	March 1, 2022	14%	30,924	(924)	2,065	(32,065)	-
June 2021 Notes (2)	October 31, 2026	-%	38,981	1,019	-	-	(40,000)
Optional Notes (2)	October 31, 2026	15%	34,682	(765)	-	-	(33,917)
PPP Loan (5)	April 17, 2022	1%	193	-	-	(193)	-
			$161,475	$(2,365)	$2,065	$(87,258)	$(73,917)

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85.0 million. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55.0 million, receiving net proceeds of $51.5 million, inclusive of a 4.00% original issue discount and $0.1 million of debt issuance costs paid directly by the lender (“March 1, 2021 Notes”). The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55.0 million principal amount of the March 1, 2021 Notes with accrued interest of $7.7 million.

(2)	In addition, in conjunction with the issuance of the notes payable, the Company committed to issue the Ares Warrants to the lender to purchase the Company’s Class A Common Stock no later than August 11, 2021, or if earlier, 15 days after consummation of the Business Combination. The warrants have a term of six years, be equal to 0.20% of the fully diluted capitalization of FFIE’s Class A Common Stock and have an exercise price of $10.00 per share. The commitment to issue the warrants meets the definition of a derivative, was accounted for as a liability, and will be marked to fair value at the end of each reporting period with changes in fair market value recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company determined the commitment to issue warrants was a liability as of March 1, 2021, and estimated the fair value of the warrants to be $5.0 million using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).

On August 5, 2021, the Company issued Ares warrants to purchase 670,092 shares of Class A Common Stock at an exercise price of $10.00 per share. The warrants are exercisable at any time within 6 years of the issuance date. Upon their issuance, the warrants met all requirements for equity classification under the equity scope exception in ASC 815-40 as the number of shares underlying the warrants and their exercise price were fixed. Accordingly, the Company determined the fair value of the Ares Warrants to be $2.5 million on August 5, 2021 and recorded the value as a discount to the Notes Payable and an increase in APIC in the Consolidated Balance Sheets as of December 31, 2021.

On August 26, 2021, the Company exercised its option under the March 1, 2021 notes payable agreement with Ares to draw an additional principal amount of $30.0 million which matured on March 1, 2022 (“August 26, 2021 Notes”). As the August 26, 2021 Notes mature in less than one year, according to the terms of the amended NPA, the Company expected to repay them with payment premium of 14% (“Payment Premium”).

The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum and mature on March 1, 2022. The August 26, 2021 Notes matured in less than one year, according to the terms of the amended NPA, and a payment premium of 14% (“Payment Premium”). The Company has elected the fair value option to value the notes as the notes include features, such as a contingently exercisable put option, which meet the definition of an embedded derivative.

Upon the Closing of the Business Combination, the cash requirement prescribed in the NPA increased from $5.0 million to $25.0 million. The Company has classified $25.0 million as Restricted Cash on its Consolidated Balance Sheet as of December 31, 2021. In the first quarter of 2022 all restrictions on cash were resolved.

On February 25, 2022, the Company repaid the $30.0 million principal amount of the August 26, 2021 Notes, with accrued interest of $2.1 million and Payment Premium of $2.1 million.

The settlement of the March 1, 2021 Notes and August 26, 2021 Notes are summarized below (dollars in thousands):

March 1, 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$55,000
Accrued interest	-	6,455
Interest expense for the year ended December 31, 2022	1,266	-
Principal payments	55,000	-
Interest payments	7,721	-

August 26, 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$30,000
Accrued interest	-	1,473
Interest expense for the year ended December 31, 2022	662	-
Principal payments	30,000	-
Interest payments	2,135	-
Payment Premium payments	2,065	-

(2)	On June 9, 2021, the Company amended the NPA to permit the issuance of two notes payable, each with a principal value of $20.0 million (“June 2021 Notes”), to a US-based investment firm. The Company received net proceeds of $35.6 million as part of the June 2021 Notes inclusive of $4.2 million of original issuance discount and $0.2 million of debt issuance costs paid by the lender. The June 2021 Notes are subordinate to the notes payable issued to Ares on March 1, 2021 and August 26, 2021 (see (1) above) and senior in priority to the notes payable issued under the NPA prior to September 9, 2020. The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. One of the June 2021 Notes with a principal amount of $20.0 million contains a conversion premium that, within a year of a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium may convert into Class A Common Stock of the Company, at the election of the US-based investment firm.

In conjunction with the issuance of the June 2021 Notes, the Company issued warrants to the US-based investment firm to purchase up to 1,500,000 shares of the Company’s Class A Common Stock for $10.00 per share and an expiration date of June 9, 2028, which were adjusted for down-round provisions in the original warrant agreements. The fair value of the warrants of $5.1 million upon issuance was recorded in APIC (see Note 8, Fair Value of Financial Instruments).

As part of the amendment to the NPA from June 9, 2021, on or prior to the 12-month anniversary of the Qualified SPAC Merger, the US-based investment firm has the option to purchase additional notes for up to $40.0 million and if drawn, would be subject to similar original issue discounts, warrant provisions, and conversion premiums as the June 2021 Notes. The warrants issued with the June 2021 Notes and the Optional Notes, along with the notes previously issued to the same lender, are provided with anti-dilution protection.

On August 10, 2021, in accordance with the NPA, the US-based investment firm exercised its option to purchase optional notes (“Optional Notes”) with principal of $33.9 million, whose option was in conjunction with the original September 9, 2020, January 13, 2021 and March 12, 2021 notes payable. The Company received net proceeds of $30.4 million, which is the total principal amount of $33.9 million net of 8% original issue discount and $0.8 million of issuance costs. The Optional Notes bear interest at 15% beginning December 2021, and had a maturity date of February 10, 2023. The Optional Notes are convertible at the option of the holder with a conversion price of $10.00 per share. The Optional Notes contain a conversion premium, effective until August 10, 2022, according to which the outstanding principal and accrued interest of the notes payable at the time of liquidation plus a 30% premium are convertible into shares of Class A Common Stock. The Company elected the fair value option to measure the Optional Notes (see Note 8, Fair Value of Financial Instruments).

In conjunction with the issuance of the Optional Notes, the Company issued the US-based investment firm warrants to purchase up to 1,187,083 shares of Class A Common Stock with an exercise price of $10.00 per share. The warrants are exercisable within seven years of their original issuance dates. The fair value of the warrants of $8.0 million upon issuance was recorded in APIC (see Note 8, Fair Value of Financial Instruments).

In January 2022, the Company defaulted on the June 2021 Notes and the Optional Notes. The holders of the Optional Notes waived the default during 2022.

June 9, 2021 Note 1	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$20,000
Original issue discount and debt issuance costs	1,797
Proceeds	18,203

June 9, 2021 Note 2	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$20,000
Original issue discount and debt issuance costs	2,600
Proceeds	17,400

August 10, 2021 Optional Notes	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$33,917
Accrued interest	183
Interest expense	183
Original issue discount and debt issuance costs	3,542
Proceeds	30,375

On July 26, 2022, the Company entered into an agreement (the “ATW July Amendment”) with entities affiliated with ATW Partners LLC (collectively, the “Investors”), to extend the maturity date, adjust the conversion price and otherwise amend the terms (as described further below) of the Optional Notes and the June 2021 Notes (together, “ATW NPA Notes”).

Pursuant to the ATW July Amendment:

(a)	the maturity date of each of the ATW NPA Notes was extended to October 31, 2026. This extension does not, however, defer the accrual of interest to the new maturity date. Interest shall accrue on the Notes at 10% per annum following February 10, 2023;

(b)	the conversion price of each of the ATW NPA Notes was adjusted to equal the lesser of (x) $10, (y) 95% of the per share daily volume weighted average prices (“VWAP”) of the Company’s Class A Common Stock during the 30 trading days immediately prior to the applicable conversion date and (z) the lowest effective price per share of Class A Common Stock (or equivalents) issued or issuable by the Company in any financing of debt or equity after July 26, 2022, subject to possible adjustment as set forth therein (the “Set Price”). However, from July 26, 2022 to December 30, 2022, the conversion price of each of the ATW NPA Notes is equal to the lesser of (i) the Set Price, and (ii) 92% of the lowest of the VWAP during the seven (7) trading days immediately prior to the applicable conversion date.

(c)	a “forced conversion” feature was added to each of the ATW NPA Notes that allows the Company, on or after December 31, 2022, to cause the conversion of all or part of, in the aggregate among all of the ATW NPA Notes, up to $35.0 million principal amount of the ATW NPA Notes less any principal amount of the ATW NPA Notes voluntarily converted by the holder thereof after July 26, 2022, subject to certain conditions as set forth in the ATW July Amendment; and

(d)	the date by which the Investors must exercise their option to purchase additional June 2021 Notes of up to $40.0 million from the Company under the terms of the NPA was extended to July 20, 2023.

The ATW July Amendment was accounted for as a troubled debt restructuring under ASC 470-60, because the Company was experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring which was determined to be a concession. Since the future undiscounted cash flows of the restructured notes payable exceed the net carrying value of the original note payable due to the maturity date extension, the modification was accounted for prospectively with no gain or loss recorded in the Consolidated Statements of Operations and Comprehensive Loss.

Interest expense on the ATW NPA Notes is computed using the contractual interest rate. The Company concluded that the conversion feature does not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity.

On October 10, 2022 and on October 19, 2022, the remaining ATW NPA Notes in the aggregate amount of $6.7 million were exchanged for 11,496,868 shares of Class A Common Stock of the Company.

The settlement of the June 2021 Notes and Optional Notes are summarized below (dollars in thousands):

Optional Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$33,917
Accrued interest	-	183
Interest expense for the year ended December 31, 2022	2,572	-
Principal conversion into Class A Common Stock	33,917	-
Interest payments	2,756	-

June 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$40,000
Accrued interest	-	-
Interest expense for the year ended December 31, 2022	-	-
Principal conversion into Class A Common Stock	40,000	-
Interest payments	-	-

(3)	On August 14, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with certain entities affiliated with ATW Partners LLC and RAAJJ Trading LLC (and together with Senyun, as defined below, the “Purchasers”) to issue and sell the Company’s senior secured convertible notes (the “Bridge Notes”) in three tranches aggregating to $52.0 million in principal and maturing on August 14, 2026 (subsequently extended to October 27, 2028). The Bridge Notes are subject to an original issue discount of 10%, and are convertible, along with any interest accrued, into shares of Class A Common Stock at a conversion price equal to $2.69 (or $2.2865 for the initial tranche) (“Conversion Price”), subject to a full ratchet anti-dilution protection. When calculating the shares issuable upon conversion, the converted amount shall be decreased by 50% of the original issue discount pertaining to such amount. As part of this financing round, the Purchasers funded $52.0 million, less total original issuance discounts of $5.2 million equating to net proceeds of $46.8 million.

The Bridge Notes bear interest of 10% per annum payable quarterly and on each conversion and on the maturity date in cash or in shares of Class A Common Stock. Unless earlier paid, the Bridge Notes entitle the Purchasers, at each conversion date, to an interest make-whole (“Make-Whole Amount”), in a combination of cash or Class A Common Stock at the Company’s discretion, in the amount of the interest that would have been payable if such converted amount was held to maturity based on an interest rate of 15% per annum. The conversion price of interest is the lesser of (a) the Conversion Price or (b) 90% of the lowest VWAP for the five consecutive trading days.

The Bridge Notes are secured by the grant of a second lien upon substantially all of the personal and real property of the Company and its subsidiaries, as well as guarantee by substantially all of the Company’s domestic subsidiaries.

Total commitments under the SPA shall not exceed $300.0 million, however each Purchaser has the option within 12 months from November 12, 2022 (the “Form S-1 Effective Date”) to purchase additional senior secured convertible notes under similar terms for a total potential commitments of up to $300.0 million (“Tranche B Notes”).

On September 23, 2022, the SPA was amended (the “SPA Amendment”), pursuant to which the Purchasers agreed to accelerate their funding obligations, with $7.5 million aggregate principal amount (the “Third Bridge Notes”) being funded and issued on the same day, and the remaining $7.5 million aggregate principal amount (the “Fourth Bridge Notes”) being funded and issued on October 10, 2022. The Third Bridge Notes and Fourth Bridge Notes are convertible into shares of Class A Common Stock at a conversion price of $1.05 per share, mature on October 27, 2028, and are otherwise subject to the same terms and conditions in the SPA as applicable to the Bridge Notes described therein.

Additionally, the SPA Amendment modified the conversion price of $25.0 million of principal of the Bridge Notes, which were funded on August 14, 2022, to $1.05 per share. The Company evaluated the SPA Amendment in accordance with ASC 470-50, Debt, and determined that it constitutes an extinguishment because the change in the conversion price is substantial. Accordingly, the Company recognized a loss in Loss on extinguishment or settlement of related party notes payable, notes payable and vendor payables in trust, net in the Consolidated Statements of Operations and Comprehensive for the year ended December 31, 2022 in the amount of $7.7 million, calculated as the cumulative change in fair value from initial recognition through to the date of amendment.

On September 25, 2022, the Company entered into a Joinder and Amendment Agreement to the SPA (the “Joinder”) with Senyun International Ltd., an affiliate of Daguan International Limited (“Senyun”), pursuant to which Senyun agreed to purchase incremental notes under the SPA in an aggregate principal amount of up to $60.0 million. Senyun has all of the same rights and obligations as a Purchaser under the SPA.

Pursuant to the Joinder and following the completion of the Company’s due diligence of Senyun and its financing sources. As of December 31, 2022, Senyun completed funding totaling $30.0 million, which after original issue discount resulted in the receipt of $27.0 million.

The Company elected the fair value option afforded by ASC 825, Financial Instruments, with respect to the Bridge Notes because the notes include features, such as a contingently exercisable put option, which meets the definition of an embedded derivative. The Company expenses original issue discount and transaction costs to Changes in fair value measurements in the Consolidated Statement of Operations and Comprehensive Loss.

As part of the SPA, and through the year ended December 31, 2022, the Company issued the Purchasers a total of 16,392,267 warrants (“Bridge Warrants” or “SPA Warrants”). Upon their issuance, the Bridge Warrants had an exercise price of $5.0 per share, subject to full ratchet anti-dilution protection and other adjustments, exercisable for seven years from the date of issuance (see Note 14, Stockholders’ Equity). The Company may repurchase the Bridge Warrants for $0.01 per share if and to the extent the VWAP of the Company’s Class A Common Stock during 20 out of 30 trading days prior to the repurchase is greater than $15.0 per share, subject to certain additional conditions. During the year ended December 31, 2022, the Purchasers exercised 8,559,863 Bridge Warrants. As of December 31, 2022, there were 346,453,115 Bridge Warrants outstanding.

As of December 31, 2022, the Company determined that the fair value of the Bridge Notes and Bridge Warrants was $26.0 million and $95.1 million, respectively, resulting in a respective gain and loss in Changes in fair value measurements in the Consolidated Statement of Operations and Comprehensive Loss of $24.7 million and $95.1 million for the year ended December 31, 2022.

During the year ended December 31, 2022 total Bridge Notes principal which was converted to equity totaled $45.4 million. Total notes payable issuance costs incurred for the year ended December 31, 2022 totaled $3.8 million.

Conversions of ATW NPA Notes and Bridge Notes, as applicable, to Additional paid in capital for the years ended December 31, 2022 and 2021 totaled $99.5 million and $98.4 million, respectively.

(4)	The Company issued notes with various third parties through its operations in China.

In 2017 and 2018, the Company borrowed $4.4 million through notes payable from various Chinese lenders. As a result of the September 2020 Modification of the notes payable, the Company recorded an immaterial gain on extinguishment and immaterial accretion of the discount in the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2021.

In 2019, the Company entered into a $0.7 million note payable with an employee. During the year ended December 31, 2021, the Company reclassified the $0.7 million carrying value of this loan from related party notes payable to notes payable when the employee left the employment of the Company. The notes payable are payable on demand by the lenders, do not have a stated interest rate, have no covenants, and are unsecured.

As of and for the Year Ended December 31,
(dollars in thousands)	2021
Outstanding principal	$5,458
Foreign exchange (gain) loss on principal	133
Reclassification from related party notes payable	730

The Company settled select notes payable through the conversion of notes payable into Class A Common Stock just prior to the Business Combination and a combination of cash payments and the commitment to issue Class A Common Stock in settlement of outstanding principal plus accrued interest and conversion premiums pursuant to the Closing of the Business Combination, as follows (dollars in thousands):

	Year ending December 31, 2021
Note Name	Net Carrying Value at 12/31/2020	Borrowings, net of OID	Fair Value Measurement Adjustments	Accrued Interest at Settlement	FX and Other	Cash Payment	Equity Settlement	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement	Interest Expense for the year ended December 31, 2021
Settlement prior to the Business Combination:
Note payable	$57,293	$-	$-	$17,177	$(1,293)	$-	$(73,177)	$-	$-	$3,408
Notes payable	19,100	-	-	6,098	-	-	(25,198)	-	-	1,281
Subtotal settlements prior to the Business Combination	76,393	-	-	23,275	(1,293)	-	(98,375)	-	-	4,689
Settlements in the Business Combination:
Notes payable - NPA	21,059	-	104	3,614	-	(17,636)	(7,141)	-	2,699	976
Notes payable - China	3,659	-	-	2,713	56	-	(6,428)	-	2,430	374
Notes payable - China	4,807	-	-	757	110	-	(5,674)	-	2,145	164
Note payable	17,712	-	1,988	-	667	-	(20,367)	-	7,698	-
January 13 and March 12, 2021 Notes(6)	-	16,790	6,935	-	-	-	(23,725)	-	8,968	-
Note payable	20,972	-	138	270	667	(18,992)	(3,055)	-	1,155	1,334
January 13 and March 8, 2021 Notes(7)	-	8,750	4,901	82	-	(11,582)	(2,151)	-	813	632
Subtotal settlements in the Business Combination	68,209	25,540	14,066	7,436	1,500	(48,210)	(68,541)	-	25,908	3,480
PPP Loan(5)	9,168	-	-	-	(8,975)	-	-	193	(8,975)	92
Total	$153,770	$25,540	$14,066	$30,711	$(8,768)	$(48,210)	$(166,916)	$193	$16,933	$8,261

Conversion of Notes Payable

Just prior to the Business Combination, the Company converted notes payable with an aggregate principal balance of $75.1 million and accrued interest of $23.3 million into 7,688,153 shares of Class A Common Stock.

Closing of the Business Combination

As described in Note 3, Business Combination, in conjunction with the closing of the Business Combination, the Company paid $48.2 million in cash and a commitment to issue 6,854,013 shares of Class A Common Stock to settle notes payable principal amounts of $85.2 million, net carrying amount of $93.7 million, and accrued interest of $7.4 million. Where the Company converted notes payable into Class A Common Stock, the Company recorded a loss at settlement of the notes payable of $25.9 million in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021.

(5)	On April 17, 2020, the Company received loan proceeds from East West Bank of $9.2 million under the Paycheck Protection Program (“PPP”). The PPP was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and provided for loans to qualifying businesses. The loans and accrued interest are forgivable so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The note matured on April 17, 2022, had no covenants, and was unsecured.

The Company was notified by East West Bank that a principal amount of $9.0 million as well as accrued interest of $0.2 million relating to the PPP Loan had been forgiven by the Small Business Administration as of December 31, 2021. The Company recorded the forgiveness of the principal and interest in Loss on Settlement of Related Party Notes Payable, Notes Payable, and Vendor Payables in trust, net in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021. The Company paid the remaining principal and accrued interest in an aggregate amount of $0.2 million in April 2022.

(6)	On January 13, 2021, the Company entered into a notes payable agreement under the NPA, (“January 13 Notes”) with a US-based investment firm for total principal of $11.3 million, receiving net proceeds of $9.9 million, net of an 8% original issue discount and $0.5 million of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. On March 12, 2021, the Company and the US-based investment firm entered into a notes payable agreement (“March 12 Notes”) for an aggregate principal amount of $7.0 million, receiving net proceeds of $6.4 million, net of an 8% original issue discount. The terms of this note payable were the same as the note payable issued on January 13, 2021. The Company elected the fair value option for these note payable because the inclusion of a conversion feature that allowed the lenders to convert the notes payable into Class A Common Stock after the closing of the Business Combination.

In conjunction with the issuance of the January 13 Notes and March 12 Notes, the Company issued warrants to purchase 662,083 shares of the Class A Common Stock with an exercise price of $10.00 per share, as adjusted for certain down-round provisions. The warrants were issued with a term of seven years. The Company recorded the fair value of the warrants in APIC in accordance with the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own stock. The Company estimated the fair value of the warrants to be $2.0 million using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the note payable, as follows (dollars in thousands).

As of and for the Year Ended December 31,
January 13 and March 12, 2021 Notes	2021
Outstanding principal	$-
Original issue discount and debt issuance costs	1,940
Principal and conversion premium settled with equity	23,725
Proceeds	16,310

(7)	On January 13, 2021, the Company amended the NPA to permit the issuance of additional secured convertible notes payable and issued $3.8 million of notes payable to Birch Lake (“BL Notes”), receiving net proceeds of $3.3 million, net of a 6.50% original issue discount and $0.2 million of debt issuance costs paid directly by the lender. The BL Notes accrued interest at 8% per annum. The BL Notes contained a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger was a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option to measure this note payable (see Note 8, Fair Value of Financial Instruments).

On March 8, 2021, the Company entered into a notes payable agreement under the NPA with Birch Lake for total principal of $5.6 million, receiving net proceeds of $5.2 million, inclusive of a 6.50% original issue discount and $0.3 million of debt issuance costs paid directly by the lender. The notes payable accrued interest at 15.75% per annum. The notes payable contained a liquidation premium that ranges from 42% to 52% depending on timing of settlement, with 50% of the premium convertible into equity. The Company determined that the feature to settle the notes payable at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger was a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option to measure these notes payable (see Note 8, Fair Value of Financial Instruments).

In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the notes payable, as follows (dollars in thousands).

As of and for the Year Ended December 31,
January 13 and March 8, 2021 Notes	2021
Outstanding principal	$-
Original issue discount and debt issuance costs	1,132
Interest expense	632
Principal conversion premium settled with equity	2,069
Interest settled with equity	82
Principal and conversion premium payments in cash	11,582
Interest payments in cash	550
Proceeds	8,218

Third and Fourth Amendments to the SPA

On October 24, 2022, the Company entered into a Limited Consent and Third Amendment to the SPA (the “Third Amendment”), pursuant to which the maturity date for the Bridge Notes was extended from August 14, 2026 to October 27, 2028. In addition, pursuant to the Third Amendment, each Purchaser and the Agent waived certain defaults and events of default under the SPA, any notes issued pursuant to the SPA and other related documents. The amendment was accounted for as a troubled debt restructuring under ASC 470-60, Debt - Troubled Debt Restructurings by Debtors, because the Company was experiencing financial difficulty and the extension of the maturity date following the restructuring results in a reduced effective borrowing rate for the Company. The amendment was accounted for prospectively with no gain or loss recorded in the Consolidated Statements of Operations and Comprehensive Loss.

On November 8, 2022, the Company entered into a Limited Consent and Amendment to the SPA (the “Fourth Amendment”), pursuant to which the parties agreed that (i) in no event will the effective conversion price of any interest or interest make-whole amount payable in shares of Class A Common Stock in respect of Bridge Notes issued or issuable under the SPA be lower than $0.21 per share of Class A Common Stock, and (ii) in order for the Company to make payment of any interest or interest make-whole amount in shares of Class A Common Stock, certain price and volume requirements must be met, namely that (x) the VWAP of the Class A Common Stock is not less than $0.21 per share on any trading day during the preceding seven trading day period, and (y) the total volume of the Class A Common Stock does not drop below $1.5 million on any trading day during the same period (in each case, as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions). The amendment was accounted for as a troubled debt restructuring under ASC 470-60, Debt - Troubled Debt Restructurings by Debtors, because the Company was experiencing financial difficulty and the addition of a floor price on the conversion of the convertible notes is assessed as a concession to the Company. The amendment was accounted for prospectively with no gain or loss recorded in the Consolidated Statements of Operations and Comprehensive Loss.

Senyun Amendment

On December 28, 2022 the Company entered into a Letter Agreement and Amendment to the SPA (the “Senyun Amendment”) pursuant to which the conversion rate of notes totaling $19.0 million was lowered from $1.05 to $0.89 and future funding timeframes were renegotiated. As the terms of this modification were determined to not be substantially different, the new debt is accounted for as a continuation of the original debt at fair value using the now lower conversion rate. As a result of the new conversion rate the Company was obligated for the year then ended to issue additional shares to Senyun based on the lower conversion rate. The Company accounted for this obligation by crediting Other current liabilities and debiting Additional paid in capital for an amount of $0.9 million.

Fair Value of Notes Payable Not Carried at Fair Value

The estimated fair value of the Company’s notes payable not carried at fair value, using inputs from Level 3 under the fair value hierarchy, was $4.9 million and $5.4 million as of December 31, 2022 and 2021, respectively. These amounts relate to the Notes Payable - China other and Auto loan balances.

Schedule of Principal Maturities of Notes Payable

The future scheduled principal maturities of notes payable as of December 31, 2022 are as follows (dollars in thousands):

Due on demand	$4,997
2026	100
2028	36,622
41,719